Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies [Line Items]
Allowance for credit losses balances amount	$ 1,880,343	$ 836,974
Construction in progress
Land Use Right, Estimated Useful Life	50 years
Right of use assets	$ 13,826	123,783	$ 10,000.00
Lease liabilities	$ 14,770	191,895	20,000.00
Rate on borrowing cost, present value of lease payments	6.20%
Impairments on assets
Product warranty term	2 years
Product warranty claim by customer
Defect liability period	2 years
Retention receivable	$ 559,064	852,091
Research and development expense	$ 378,793	457,523	434,914
Tax benefit realized on examination, percentage	50.00%
Income taxes, penalties or interest incurred during period
Income generated outside the PRC
Value added tax, percentage on gross sales	13.00%
Dilutive shares			0
Cubic Garage [Member]
Summary of Significant Accounting Policies [Line Items]
Retention receivable			261,107
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Contract maintenance period	1 year
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Contract maintenance period	2 years
Defect Liability Period [Member]
Summary of Significant Accounting Policies [Line Items]
Allowance for credit losses balances amount			$ 903,462
Defect Liability Period [Member] | Cubic Garage [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of payments under payment terms	5.00%
Advance [Member] | Cubic Garage [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of payments under payment terms	20.00%
Structural Entry [Member] | Cubic Garage [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of payments under payment terms	50.00%
Electrical Entry and Installation [Member] | Cubic Garage [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of payments under payment terms	70.00%
Handover and Settlement Audit [Member] | Cubic Garage [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of payments under payment terms	95.00%